UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):      [x]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     Affinity Wealth Management
Address:  1702 Lovering Avenue
          Wilmington, Delaware 19806


Form 13F File Number:  28-1902

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Simpson
Title:   Investment Associate
Phone:   (302)652-6767

Signature, Place, and Date of Signing:

/s/ Matthew Simpson               Wilmington, DE		4/29/2013
----------------------------      -----------------------    -------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                             Form 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    58

Form 13F Information Table Value Total:    $217,397,402.60


List of Other Included Managers
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE


                                        	     Value	Shares/  Invstmt
Name of Issuer                  Class	 CUSIP	     (x$1000)   Prn Amt  Dscretn
------------------------        ------- --------    ---------  ------  ------

Alliance Datasystems		COM	              	1366	221	Sole
Apple Inc Com                	COM	37833100	1005	445	Sole
At&T Inc Com                 	COM	00206R102     	5796	213	Sole
Be Aerospace Inc Cm          	COM	              	4088	246	Sole
Blackrock Fds Intl Opp			91929109	226743	8181	Sole
Blackrock National Mu			09253C744     	13147	145	Sole
Buffalo USA Global Fd		              		340890	10066	Sole
Chevron Corp Com             	COM	166764100	2136	254	Sole
China Voice Holding 		COM	16946A100     	22000	0	Sole
Eagle Ford Oil and Gas       	COM	              	21739	8	Sole
Envirokare Tech Inc Re		COM	              	30000	0	Sole
Exxon Mobil Corporati		COM	30231G102     	7196	648	Sole
Fmi Common Stock Fu			30249V109     	288469	7604	Sole
Franklin Federal NJ T/F		              		12343	154	Sole
Franklin High Income F		              		1899910	4009	Sole
Franklin Russell Inter/l		              	6166	364	Sole
Franklin Russell Stable		              		33674	351	Sole
Fulton Financial Corp C		COM	360271100	14222	166	Sole
Gabelli Utilities Funds 		              	11187	65	Sole
General Electric Co Co		COM	369604103	16418	380	Sole
Hartford Eq Inc Floati			416648558	409014	3697	Sole
Intergraph Corp              	COM	458683109	2831	205	Sole
Intl Business Machine		COM	459200101	1125	240	Sole
INVESCO Van Kampe		              		362068	7176	Sole
Ishares Barclays TIPS 		COM	              	65846	7985	Sole
Ishares Core Total U.		COM	464287226	434144	48073	Sole
iShares Floating Rat		COM	              	4978	252	Sole
Ishares Iboxx Hi Yie		COM	              	2664	251	Sole
Ishares Msci Eafe In		COM	464287465	58204	3433	Sole
Ishares Msci Emerg		COM	464287234	70716	3025	Sole
Ishares S&P 500 Gro		COM	464287309	182321	15020	Sole
Ishares S&P 500 Ind   		COM	464287200	1927	303	Sole
Ishares S&P 500 Val		COM	464287408	121641	8977	Sole
Ishares S&P Mdcp 4		COM	464287705	115491	11652	Sole
Ishares S&P Midcap 		COM	464287606	85795	10994	Sole
Ishares S&P Midcap 		COM	464287507	1865	215	Sole
Ishares S&P Smallc		COM	464287887	173233	16265	Sole
Ishares S&P Smallc		COM	464287879	110798	9964	Sole
Ishares Select Divi		COM	464287168	5137	326	Sole
Ishares Tr Barclays 		COM	464288638	2287	254	Sole
Jts Corp Delisted 8		COM	465940104	11000	0	Sole
Priceline.Com  Inc 		COM	741503403	1021	703	Sole
Public Svc Enterpr		COM	744573106	10506	361	Sole
Scout Fds Intl Fd            		904199403	288080	9907	Sole
Sterling Energy Re		COM	              	64370	0	Sole
Stratton Fds Inc Sm			863137105	86302	5482	Sole
Synovus Finl Corp C		COM	87161C105     	13702	38	Sole
Templeton Global B			880208103	572613	7696	Sole
Thornburg Inv Inco    			885215558	12215	245	Sole
Universal Health Ser		COM	              	3394	217	Sole
Valueclick Inc.              	COM	              	7840	232	Sole
Vanguard Tax Exe			922907704	63640	710	Sole
Vanguard Tax Exe			922907209	87977	1261	Sole
Vanguard Total Bd 			921937108	14863	163	Sole
Verizon Communi	COM			92343V104     	8137	400	Sole
Waddell & Reed Fi		COM	       		4747	208	Sole
Warnaco Group Inc		COM	934390105	22000	0	Sole
Western Asset Fds 			957663602	682224	7948	Sole





REPORT SUMMARY                   58  	DATA RECORDS	217397403